Debt and Allocated Portion of Dean Foods' Debt - Schedule of Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Jan. 31, 2014 Subsequent Event [Member]	Dec. 31, 2013 Term Loan A-1 [Member]	Jan. 31, 2014 Term Loan A-1 [Member] Subsequent Event [Member]	Dec. 31, 2013 Term Loan A-2 [Member]	Jan. 31, 2014 Term Loan A-2 [Member] Subsequent Event [Member]	Jan. 02, 2014 Term Loan A-3 [Member]	Jan. 31, 2014 Term Loan A-3 [Member] Subsequent Event [Member]	Jan. 02, 2014 Term Loan A-3 [Member] Subsequent Event [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Jan. 31, 2014 Revolving Credit Facility [Member] Subsequent Event [Member]
Debt Instrument [Line Items]
2014	$ 15,000	$ 20,000	$ 12,500	$ 12,500	$ 2,500	$ 2,500		$ 5,000		$ 0
2015	21,250	26,250	18,750	18,750	2,500	2,500		5,000		0
2016	21,250	26,250	18,750	18,750	2,500	2,500		5,000		0
2017	190,000	195,000	187,500	187,500	2,500	2,500		5,000		0
2018	180,150	299,490	0		2,500	2,500		5,000		177,650	291,990
Thereafter	235,000	710,000	0		235,000	235,000		475,000		0
Total outstanding debt	$ 662,650	$ 1,276,990	$ 237,500	$ 237,500	$ 247,500	$ 247,500	$ 500,000	$ 500,000	$ 500,000	$ 177,650	$ 291,990